Note 13 - Commitments and Contingencies - Schedule of Time Charter Arrangements (Details) $ in Thousands	Dec. 31, 2025 USD ($)
2026	$ 773,403
2027	737,906
2028	665,929
2029	426,086
2030	273,252
2031 and thereafter	723,902
Total	$ 3,600,478